GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 25 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2022 and 2021 include the following:

	Years Ended December 31,
	2022	2021
Salaries, wages, bonuses, and other benefits	$8,909,585	$4,197,397
Professional and consulting fees	2,284,436	660,117
Marketing	1,917,377	73,277
Other	1,559,593	1,151,991
Provision for doubtful debts	1,509,484	(39,108)
Stock-based compensation	1,308,784	293,837
Utilities	952,056	142,019
Travel	851,139	13,356
Development charges	847,068	456,180
Rent expense	351,730	250,994
Repairs and maintenance	304,938	11,144
Athletic program expenses	277,604	—
	$21,073,794	$7,211,204